Marketable securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]
As of December 31, 2011, 2012 and December 31, 2013 there were no unrealized gains or losses.

(in thousands of U.S dollars)	Fair value		Value at cost		Unrealized Gains
	2012	2013	2012	2013	2012	2013
Credit Agricole securities	6,413	401	6,413	401	-	-
HSBC securities	-	-	-	-	-	-
Total	6,413	401	6,413	401	-	-

Available-for-sale Securities [Table Text Block]
Gross realized gains on sales of these available-for-sale securities amounted to $41,000, $6,000 and $0 for the years ended December 31, 2011, 2012 and 2013 respectively.

(in thousands of U.S dollars)	Proceeds from sales		Purchase of securities		Gross gains (Losses)
	2012	2013	2012	2013	2012	2013
Credit Agricole securities	15,143	7,152	3,573	1,085	3	-
HSBC securities	3,216	-	-	-	3	-
Total	18,359	7,152	3,573	1,085	6	-